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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2012

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    COVEPOINT CAPITAL ADVISORS LLC
Address: 152 WEST 57\TH\ STREET, 41\ST\ FLR
         NEW YORK, NY 10019


Form 13F File Number: 28-____________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    DAVID PILSON
Title:   DIRECTOR OF OPERATIONS
Phone:   212.782.3643

Signature, Place, and Date of Signing:

 /s/ DAVID PILSON                  NY, NY                      4/9/12
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number       Name

    28-____________________    ________________________________________________
    [Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        --

Form 13F Information Table Entry Total:   3

Form 13F Information Table Value Total:   66,627
                                        (thousands)

List of Other Included Managers:

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



    No.    Form 13F File Number         Name

    ___    28-____________________      ____________________________________


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
 NAME OF             TITLE                 VALUE    SHRS OR  SH/  PUT/  INVESTMENT     OTHER       VOTING AUTHORITY
 ISSUER              CLASS       CUSIP   (X $1000)  PRN AMT  PRN  CALL  DISCRETION    MANAGERS    SOLE    SHARED NONE
ISHARES         EWZ BRAZIL IDX 464286400    25,556   394,987 SH        DISCRETIONARY             394,987
ISHARES         EWT TAIWAN IDX 464286731     1,508   112,250 SH        DISCRETIONARY             112,250
ISHARES         FXI FTSEXINHUA 464287184    39,564 1,080,105 SH        DISCRETIONARY           1,080,105
TOTAL EQUITIES: 3                           66,627